                     PAINEWEBBER PACE SELECT ADVISORS TRUST
                 (ON BEHALF OF PACE SMALL/MEDIUM COMPANY GROWTH
                               EQUITY INVESTMENTS)

                        PAINEWEBBER MANAGED ASSETS TRUST
                     (ON BEHALF OF PAINEWEBBER MID CAP FUND)

                             51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Small/Medium Company Growth Equity Investments ("PACE Small/Medium Company Growth Equity Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Mid Cap Fund ("Mid Cap Fund"), the sole series of PaineWebber Managed Assets Trust ("Managed Assets Trust"), in exchange solely for shares of PACE Small/Medium Company Growth Equity Fund and the assumption by PACE Small/Medium Company Growth Equity Fund of all of Mid Cap Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Small/Medium Company Growth Equity Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

         (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Small/Medium Company Growth Equity Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

         (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Small/Medium Company Growth Equity Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979; and

         (3) The Annual Report to Shareholders of Mid Cap Fund for the fiscal year ended August 31, 2000, which is incorporated by reference from Managed Assets Trust Form N-30D, SEC File Number 811-06376, filed on November 3, 2000, accession number 0000912057-00-047148.

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 28, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 28, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Mid Cap Fund and PACE Small/Medium Company Growth Equity Fund as adjusted giving effect to the Reorganization.

         The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of Mid Cap Fund have changed significantly since that date, primarily because the Fund's portfolio was realigned by its new sub-adviser after October 10, 2000 to reflect its proprietary investment style and strategies. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

         As of December 22, 2000, none of Mid Cap Fund's portfolio holdings were incompatible with PACE Small/Medium Company Growth Fund's holdings or would have to be sold if Mid Cap Fund's shareholders approve the Reorganization. It is expected, however, that some of Mid Cap Fund's holdings may not remain at the time of the Reorganization due to normal portfolio turnover.


PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
PAINEWEBBER MID CAP FUND                                                                                             COMBINED PACE
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES                                                                        SMALL/MEDIUM
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)                                                                            COMPANY
                                                             PACE SMALL/MEDIUM                                       GROWTH EQUITY
                                                               COMPANY GROWTH       PW MID CAP                         INVESTMENTS
                                                             EQUITY INVESTMENTS        FUND         ADJUSTMENTS        PRO FORMA
                                                             ------------------     ----------      -----------        ---------
ASSETS
Investments in securities, at value
  (cost - $202,529,663, $155,857,446 and
  $358,387,109, respectively)                                   $ 316,589,197     $ 223,104,152     $         -       $ 539,693,349
Investment of cash collateral for securities
  loaned (cost - $47,973,850, $35,432,700 and
  $83,406,550, respectively)                                       47,973,850        35,432,700               -          83,406,550
Cash                                                                      423               678               -               1,101
Receivable for investments sold                                     7,202,034           932,719               -           8,134,753
Receivable for shares of beneficial interest sold                     130,664           260,065               -             390,729
Dividends and interest receivable                                       6,152           221,313               -             227,465
Deferred organizational expenses                                        1,025                 -               -               1,025
Other assets                                                           60,023            14,018               -              74,041
                                                                -------------     -------------     -----------       -------------
Total assets                                                      371,963,368       259,965,645               -         631,929,013
                                                                -------------     -------------     -----------       -------------

LIABILITIES
Payable for cash collateral for securities loaned                  47,973,850        35,432,700               -          83,406,550
Payable for investments purchased                                   3,956,880         9,228,359               -          13,185,239
Payable for shares of beneficial interest repurchased                 118,601           325,241               -             443,842
Payable to affiliates                                                 233,378           204,466               -             437,844
Accrued expenses and other liabilities                                109,188           468,009               -             577,197
                                                                -------------     -------------     -----------       -------------

Total liabilities                                                  52,391,897        45,658,775               -          98,050,672
                                                                -------------     -------------     -----------       -------------
NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
10,556,285; 14,996,059 and 17,635,404, respectively                97,573,619       118,668,805               -         216,242,424
Accumulated undistributed (distributions in excess)
  of net investment income (loss)                                       1,131        (2,085,132)              -          (2,084,001)
Accumulated net realized gains from investment transactions       107,937,187        30,476,491               -         138,413,678
Net unrealized appreciation of investments                        114,059,534        67,246,706               -         181,306,240
                                                                -------------     -------------     -----------       -------------
Net assets applicable to shares outstanding                     $ 319,571,471     $ 214,306,870     $         -       $ 533,878,341
                                                                =============     =============     ===========       =============

  CLASS P:
Net assets                                                      $ 319,571,471     $           -     $         -       $ 319,571,471
                                                                -------------     -------------     -----------       -------------
Shares outstanding                                                 10,556,285                 -               -          10,556,285
                                                                -------------     -------------     -----------       -------------
Net asset value and offering price per share                    $       30.27     $           -     $         -       $       30.27
                                                                =============     =============     ===========       =============

  CLASS A:
Net assets                                                      $           -     $ 158,798,662     $         -       $ 158,798,662
                                                                -------------     -------------     -----------       -------------
Shares outstanding                                                          -        10,928,476      (5,682,939)          5,245,537
                                                                -------------     -------------     -----------       -------------
Net asset and redemption value per share                        $           -     $       14.53     $         -       $       30.27
                                                                =============     =============     ===========       =============
Maximum offering price per share (net asset value
  plus sales charge of 4.5% of offering price)                  $           -     $       15.22     $         -       $       31.70
                                                                =============     =============     ===========       =============

  CLASS B:
Net assets                                                      $           -     $  31,207,342     $         -       $  31,207,342
                                                                -------------     -------------     -----------       -------------
Shares outstanding                                                          -         2,180,607      (1,149,747)          1,030,860
                                                                -------------     -------------     -----------       -------------
Net asset value and offering price per share                    $           -     $       14.31     $         -       $       30.27
                                                                =============     =============     ===========       =============

  CLASS C:
Net assets                                                      $           -     $  23,677,770     $         -       $  23,677,770
                                                                -------------     -------------     -----------       -------------
Shares outstanding                                                          -         1,844,318      (1,062,179)            782,139
                                                                -------------     -------------     -----------       -------------
Net asset value and offering price per share                    $           -     $       12.84     $         -       $       30.27
                                                                =============     =============     ===========       =============

  CLASS Y:
Net assets                                                      $           -     $     623,095     $         -       $     623,095
                                                                -------------     -------------     -----------       -------------
Shares outstanding                                                          -            42,658         (22,076)             20,582
                                                                -------------     -------------     -----------       -------------
Net asset value and offering price per share                    $           -     $       14.61     $         -       $       30.27
                                                                =============     =============     ===========       =============


           See accompanying notes to pro forma financial statements

PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
PAINEWEBBER MID CAP FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)                                                                          COMBINED PACE
                                                                                                                      SMALL/MEDIUM
                                                                  PACE                                                   COMPANY
                                                              SMALL/MEDIUM                                            GROWTH EQUITY
                                                             COMPANY GROWTH       PW MID CAP                           INVESTMENTS
                                                           EQUITY INVESTMENTS        FUND         ADJUSTMENTS           PRO FORMA
                                                           ------------------     ----------   -----------------     --------------
 INVESTMENT INCOME:
   Interest                                                $       764,224         $   677,517   $          -           $ 1,441,741
   Dividends                                                       200,751             591,760              -               792,511
                                                           ---------------         -----------   ------------          ------------
                                                                   964,975           1,269,277              -             2,234,252
                                                           ---------------         -----------   ------------          ------------

 EXPENSES:
   Investment advisory and administration                        2,495,426           2,017,682       (403,536) (a)        4,109,572
   Shareholder distribution and servicing fees                           -             910,717              -               910,717
   Transfer agency fees and expenses                               121,245             201,509              -               322,754
   Reports and notices to shareholders                              42,332              44,808        (35,846) (b)           51,294
   Legal and audit                                                  69,680              73,785        (73,785) (b)           69,680
   Trustees' fees                                                   26,250              13,500        (13,500) (b)           26,250
   Federal and state registration fees                              29,682              42,055        (33,644) (b)           38,093
   Amortization of organizational expenses                          19,032                   -              -                19,032
   Custody and accounting                                          187,662             121,061              -               308,723
   Other expenses                                                    2,530              55,437              -                57,967
                                                           ---------------         -----------   -------------         ------------
                                                                 2,993,839           3,480,554       (560,311)            5,914,082
   Less: fee waivers from adviser                                  (17,105)            (12,285)             -               (29,390)
                                                           ---------------         -----------   ------------          ------------
   Net expenses                                                  2,976,734           3,468,269       (560,311)            5,884,692
                                                           ---------------         -----------   ------------          ------------
   Net investment income (loss)                                 (2,011,759)         (2,198,992)       560,311            (3,650,440)
                                                           ---------------         -----------   ------------          ------------

 REALIZED AND UNREALIZED GAINS FROM
   INVESTMENT TRANSACTIONS:
   Net realized gains from investment transactions             128,087,825          31,349,212              -           159,437,037
   Net change in unrealized appreciation of investments         30,703,199          62,175,842              -            92,879,041
                                                           ---------------         -----------   ------------          ------------
 Net realized and unrealized gains from investment
   activities                                                  158,791,024          93,525,054              -           252,316,078
                                                           ---------------         -----------   ------------          ------------
 Net increase in net assets resulting from operations      $   156,779,265         $91,326,062   $    560,311          $248,665,638
                                                           ===============         ===========   ============          ============

--------------
(a) Reflects decrease in fees resulting from lower fee schedule of PACE Small/Medium Company Growth Equity Investments.
(b) Reflects the anticipated savings of the merger.



            See accompanying notes to pro forma financial statements

 PACE SMALL/MEDIUM COMPANY GROWTH EQUITY INVESTMENTS
 PAINEWEBBER MID CAP FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                 COMBINED PACE
                                                                                                                 SMALL/MEDIUM
                                                                                                                    COMPANY
    COMBINED                                                                PACE                                 GROWTH EQUITY
    NUMBER OF                                                       SMALL/MEDIUM GROWTH     PAINEWEBBER           INVESTMENTS
     SHARES                                                          EQUITY INVESTMENTS     MID CAP FUND           PRO FORMA
-----------------                                                   -------------------     ------------         -------------

                 COMMON STOCKS - 93.51%

                 Airlines - 0.15%
          50,000 America West Holding Corp.*(1)                       $          -          $    803,125         $    803,125
                                                                      ------------          ------------         ------------

                 Apparel, Retail - 0.54%
          90,000 Hot Topic Inc.*                                         2,902,500                     -            2,902,500
                                                                      ------------          ------------         ------------

                 Banks - 0.76%
         137,200 Doral Financial Corp.                                   1,783,600                     -            1,783,600
         102,200 Webster Financial Corp.                                 2,286,725                     -            2,286,725
                                                                      ------------          ------------         ------------
                                                                         4,070,325                     -            4,070,325
                                                                      ------------          ------------         ------------

                 Broadcasting & Publishing - 0.31%
          46,500 Infinity Broadcasting Corp.*                                    -             1,639,125            1,639,125
                                                                      ------------          ------------         ------------

                 Business & Public Services - 2.00%
          89,700 Bright Horizons Family Solutions*                       2,186,438                     -            2,186,438
          74,900 Corporate Executive Board Co.*                          4,793,600                     -            4,793,600
          20,300 Heidrick & Struggles International, Inc.*               1,360,100                     -            1,360,100
          99,100 West Teleservices Corp.*                                2,341,237                     -            2,341,237
                                                                      ------------          ------------         ------------
                                                                        10,681,375                     -           10,681,375
                                                                      ------------          ------------         ------------

                 Cable - 0.13%
          10,600 Adelphi Communications Corp.                                    -               373,650              373,650
          24,800 Insight Communications Inc.*                              303,800                     -              303,800
                                                                      ------------          ------------         ------------
                                                                           303,800               373,650              677,450
                                                                      ------------          ------------         ------------

                 Computer-Business Services - 1.69%
          69,100 Bisys Group Inc.*                                       4,387,850                     -            4,387,850
          47,300 Digital Insight Corp.*                                  1,481,081                     -            1,481,081
          52,700 eLoyalty Corp.*                                           782,266                     -              782,266
          60,500 Espeed Inc.*                                            1,852,812                     -            1,852,812
           4,000 Redback Networks Inc.                                           -               520,000              520,000
                                                                      ------------          ------------         ------------
                                                                         8,504,009               520,000            9,024,009
                                                                      ------------          ------------         ------------

                 Computer Hardware - 4.41%
          60,000 EMC Corp.*                                                      -             5,107,500            6,200,175
         184,100 Network Appliance, Inc.*                               15,005,244               861,875           15,867,119
          40,500 RSA Security Inc.*                                      2,566,687                     -            2,566,687
                                                                      ------------          ------------         ------------
                                                                        17,571,931             5,969,375           23,541,306
                                                                      ------------          ------------         ------------

                 Computer Software - 11.45%
          35,000 BMC Software, Inc.*                                             -               660,625              660,625
         121,200 Broadbase Software Inc.*                                2,620,150               235,625            2,855,775
           7,800 Cacheflow Inc.                                                  -               530,400              530,400
         162,000 Cadence Design Systems, Inc.*                                   -             3,381,750            3,381,750
         117,700 CareScience, Inc.*                                        706,200                     -              706,200
          76,000 Cysive, Inc.*                                           1,824,000                     -            1,824,000
          20,000 E. Piphany Inc.                                                 -             1,861,250            1,861,250
          94,800 Exchange Applications Software*                         2,085,600                     -            2,085,600
          29,700 Extensity Inc.*                                           480,769                     -              480,769
          35,000 Foundry Networks Inc.                                           -             2,863,437            2,863,437
          76,835 i2 Technologies, Inc.*(1)                               7,471,654             2,497,688            9,969,342
          90,000 Intuit                                                          -             3,060,000            3,060,000
          34,500 Manugistics Group, Inc.*                                1,914,750                     -            1,914,750
          10,000 Marimba Inc.                                                    -               179,375              179,375
          74,900 NetIQ Corp.*                                            3,613,925                     -            3,613,925
         176,100 New Era Of Networks, Inc.*                              3,402,500             1,000,000            4,402,500
          77,000 Onyx Software Corp.*                                    1,862,437                     -            1,862,437
         125,000 Peregrine Systems Inc.                                          -             3,117,187            3,117,187
          12,000 Priceline Common Inc.                                           -               283,500              283,500
          27,000 Siebel Systems Inc.*                                            -             3,915,000            3,915,000
         103,275 VERITAS Software Corp.*                                10,527,595                     -           10,527,595
          30,000 Vignette Corp.                                                  -             1,016,250            1,016,250
                                                                      ------------          ------------         ------------
                                                                        36,509,580            24,602,087           61,111,667
                                                                      ------------          ------------         ------------

                                                                                                                 COMBINED PACE
                                                                                                                 SMALL/MEDIUM
                                                                                                                    COMPANY
    COMBINED                                                                PACE                                 GROWTH EQUITY
    NUMBER OF                                                       SMALL/MEDIUM GROWTH     PAINEWEBBER           INVESTMENTS
     SHARES                                                          EQUITY INVESTMENTS     MID CAP FUND           PRO FORMA
-----------------                                                   -------------------     ------------         -------------
                 Construction - 1.43%
         179,050 Dycom Industries Inc.*                                  7,654,388                     -            7,654,388
                                                                      ------------          ------------         ------------

                 Consumer Durables - 0.49%
          35,000 Black & Decker Corp.                                            -             1,301,563            1,301,563
          30,000 Whirlpool Corp.                                                 -             1,295,625            1,295,625
                                                                      ------------          ------------         ------------
                                                                                 -             2,597,188            2,597,188
                                                                      ------------          ------------         ------------

                 Defense & Aerospace - 0.63%
          75,000 TRW Inc.                                                        -             3,370,312            3,370,312
                                                                      ------------          ------------         ------------

                 Diversified Retail - 1.27%
         174,700 Cost Plus Inc.*                                         5,819,694                     -            5,819,694
          40,000 Federated Department Stores, Inc.*                              -               962,500              962,500
                                                                      ------------          ------------         ------------
                                                                         5,819,694               962,500            6,782,194
                                                                      ------------          ------------         ------------

                 Drugs & Medicine - 4.77%
          15,000 Biogen Inc.*                                                    -               795,000              795,000
          93,200 Cima Labs Inc.*                                         2,830,950                     -            2,830,950
          86,200 Cubist Pharmaceuticals Inc.*                            3,889,775                     -            3,889,775
          33,300 Inhale Therapeutic Systems, Inc.*                       2,703,544                     -            2,703,544
         137,100 IntraBiotics Pharmaceuticals, Inc.*                     4,095,862                     -            4,095,862
         129,100 Pharmacopeia Inc.*                                      4,964,685                     -            4,964,685
          63,000 United Therapeutics Corp.*                              6,174,000                     -            6,174,000
                                                                      ------------          ------------         ------------
                                                                        24,658,816               795,000           25,453,816
                                                                      ------------          ------------         ------------

                 Electric Utilities - 0.88%
          66,000 Calpine Corp.                                                   -             4,702,500            4,702,500
                                                                      ------------          ------------         ------------

                 Electrical Equipment - 6.30%
          42,000 Advanced Energy Industries, Inc.*                       1,890,000                     -            1,890,000
          22,000 Ciena Corp.                                                     -             3,126,750            3,126,750
          49,000 Comverse Technology, Inc.*                                      -             4,299,750            4,299,750
          51,270 Flextronics International                                       -             3,629,756            3,629,756
          90,000 Jabil Circuit Inc.*                                             -             4,505,625            4,505,625
          51,300 LTX Corp.*                                              1,128,600                     -            1,128,600
          10,000 Polycom, Inc.*                                                  -               948,594              948,594
         100,000 SCI Systems Inc.*                                               -             4,587,500            4,587,500
          50,000 Solectron Corp.*(1)                                             -             2,015,625            2,015,625
         109,900 Teradyne Inc.*                                          3,796,163             3,168,750            6,964,913
          43,000 Western Multiplex Corp.                                   516,000                     -              516,000
                                                                      ------------          ------------         ------------
                                                                         7,330,763            26,282,350           33,613,113
                                                                      ------------          ------------         ------------

                 Electronic Components - 0.12%
          10,000 Bookham Technology Plc.                                         -               627,500              627,500
                                                                      ------------          ------------         ------------

                 Electronic Components & Instruments - 1.30%
          30,000 Chartered Semiconductor Manufacturing                           -             2,160,000            2,160,000
           8,700 Epcos AG*                                                       -               785,175              785,175
          75,000 Sawtek Inc.                                                     -             3,993,750            3,993,750
                                                                      ------------          ------------         ------------
                                                                                 -             6,938,925            6,938,925
                                                                      ------------          ------------         ------------

                 Electronical Power - 0.46%
          75,000 Helix Technology Corp.                                          -             2,437,500            2,437,500
                                                                      ------------          ------------         ------------

                 Energy Reserves & Production - 0.20%
          40,000 Tosco Corp.                                                     -             1,060,000            1,060,000
                                                                      ------------          ------------         ------------

                 Financial Services - 0.86%
          13,000 GATX Corp.                                                519,188                     -              519,188
         139,600 Metris Co., Inc.                                        4,092,025                     -            4,092,025
                                                                      ------------          ------------         ------------
                                                                         4,611,213                     -            4,611,213
                                                                      ------------          ------------         ------------

                 Food Retail - 0.32%
          84,300 American Italian Pasta Co.*                             1,664,925                     -            1,664,925
           1,600 Schultz Sav-O Stores, Inc.                                 19,000                     -               19,000
                                                                      ------------          ------------         ------------
                                                                         1,683,925                     -            1,683,925
                                                                      ------------          ------------         ------------

                 Gas Utility - 0.24%
          25,000 Equitable Resources Inc.                                        -             1,301,563            1,301,563
                                                                      ------------          ------------         ------------


                                                                                                                 COMBINED PACE
                                                                                                                 SMALL/MEDIUM
                                                                                                                    COMPANY
    COMBINED                                                                PACE                                 GROWTH EQUITY
    NUMBER OF                                                       SMALL/MEDIUM GROWTH     PAINEWEBBER           INVESTMENTS
     SHARES                                                          EQUITY INVESTMENTS     MID CAP FUND           PRO FORMA
-----------------                                                   -------------------     ------------         -------------
                 Hotels - 0.46%
         177,800 Extended Stay America Inc.*                             2,444,750                     -            2,444,750
                                                                      ------------          ------------         ------------

                 Human Resources - 0.25%
          33,800 Hall, Kinion & Associates, Inc.*                        1,322,425                     -            1,322,425
                                                                      -------------         ------------         ------------

                 Industrial Parts - 2.06%
         167,600 Mettler Toledo International Inc.*                      6,787,800                     -            6,787,800
          50,000 Mettler Toledo International Inc. ADR*                          -             2,025,000            2,025,000
          48,000 Pri Automation Inc.                                             -             2,190,000            2,190,000
                                                                      ------------          ------------         ------------
                                                                         6,787,800             4,215,000           11,002,800
                                                                      ------------          ------------         ------------

                 Industrial Services & Supplies - 0.13%
           9,600 CoorsTek, Inc.*                                           413,400                     -              413,400
          15,800 MSC Industrial Direct Co., Inc. Class A*                  287,363                     -              287,363
                                                                      ------------          ------------         ------------
                                                                           700,763                     -              700,763
                                                                      ------------          ------------         ------------

                 Information & Computer Services - 1.86%
          60,000 America Online Inc.*                                            -             3,198,750            3,198,750
          20,000 Ariba Inc.(1)                                                   -             2,318,750            2,318,750
           4,000 Avici Systems Inc.*                                             -               393,500              393,500
          50,000 Comdisco Inc.                                                   -             1,293,750            1,293,750
          24,500 Diamond Technology Partners Inc.*                       2,182,031                     -            2,182,031
           6,000 Ebay Inc.                                                       -               300,000              300,000
           2,000 Yahoo, Inc.*                                                    -               257,375              257,375
                                                                      ------------          ------------         ------------
                                                                         2,182,031             7,762,125            9,944,156
                                                                      ------------          ------------         ------------

                 Insurance - 0.47%
          40,900 Radian Group Inc.                                       2,489,788                     -            2,489,788
                                                                      ------------          ------------         ------------

                 Long Distance & Phone Companies - 0.30%
          32,749 Global Crossing Ltd.*                                           -               796,210              796,210
          20,250 MCI Worldcom Inc.*                                              -               791,016              791,016
                                                                      ------------          ------------         ------------
                                                                                 -             1,587,226            1,587,226
                                                                      ------------          ------------         ------------

                 Machinery & Engineering Services - 0.15%
          40,000 Grant Prideco Inc.                                              -               805,000              805,000
                                                                      ------------          ------------         ------------

                 Manufacturing - High Technology - 1.34%
         105,000 ASM Lithography Holdings N.V.*                                  -             4,173,750            4,173,750
           4,300 Avanex Corp.                                                    -               545,831              545,831
           8,000 Corvis Corporation                                              -               661,251              661,251
          14,400 Sycamore Networks Inc.                                          -             1,775,700            1,775,700
                                                                      ------------          ------------         ------------
                                                                                 -             7,156,532            7,156,532
                                                                      ------------          ------------         ------------

                 Media - 6.39%
          37,200 Acme Communications Inc.*                                 395,250                     -              395,250
          35,000 AM/FM Inc.                                                      -             2,500,313            2,500,313
          25,000 Cablevision Systems Corp.                                       -             1,645,313            1,645,313
          62,400 Comcast Corp., Class A*                                         -             2,122,575            2,122,575
          32,500 Emmis Broadcasting Corp.*(1)                                    -             1,172,031            1,172,031
         162,659 Gemstar TV Guide International Inc.*                    6,251,525             3,640,175            9,891,700
         110,100 Getty Images Inc.*                                      3,984,244                     -            3,984,244
          60,000 Penton Media Inc.                                               -             2,077,500            2,077,500
         284,700 Radio One, Inc.*                                        5,877,368                     -            5,877,368
          49,200 True North Communications, Inc.                         2,401,575                     -            2,401,575
          74,400 Westwood One Inc.*                                      2,069,250                     -            2,069,250
                                                                      ------------          ------------         ------------
                                                                        20,979,212            13,157,907           34,137,119
                                                                      ------------          ------------         ------------

                 Medical-Biomedical & Genetics - 1.51%
          28,900 Exelixis, Inc.*                                         1,125,294                     -            1,125,294
          60,800 Neurocrine Biosciences Inc.*                            1,941,800                     -            1,941,800
          87,000 Trimeris, Inc.*                                         4,969,875                     -            4,969,875
                                                                      ------------          ------------         ------------
                                                                         8,036,969                     -            8,036,969
                                                                      ------------          ------------         ------------










                 Medical Providers - 0.33%
          65,000 Lincare Holdings Inc.*                                          -             1,738,750            1,738,750
                                                                      ------------          ------------         ------------

                 Motor Vehicles - 0.74%
         110,000 Navistar International Corp.*                                   -             3,925,625            3,925,625
                                                                      ------------          ------------         ------------
                 Oil Refining - 0.62%


                                                                                                                 COMBINED PACE
                                                                                                                 SMALL/MEDIUM
                                                                                                                    COMPANY
    COMBINED                                                                PACE                                 GROWTH EQUITY
    NUMBER OF                                                       SMALL/MEDIUM GROWTH     PAINEWEBBER           INVESTMENTS
     SHARES                                                          EQUITY INVESTMENTS     MID CAP FUND           PRO FORMA
-----------------                                                   -------------------     ------------         -------------

          65,000 Conoco, Inc.                                                    -             1,499,062            1,499,062
          25,000 Smith International Inc.*                                       -             1,784,375            1,784,375
                                                                      ------------          ------------         ------------
                                                                                 -             3,283,437            3,283,437
                                                                      ------------          ------------         ------------

                 Oil Services - 2.19%
          45,000 Cooper Cameron Corp.*                                           -             2,908,125            2,908,125
          65,000 Diamond Offshore Drilling Inc.*                                 -             2,441,563            2,441,563
         110,000 Ensco International Inc.                                        -             3,712,500            3,712,500
          65,000 Weatherford International Inc.                                  -             2,604,062            2,604,062
                                                                      ------------          ------------         ------------
                                                                                 -            11,666,250           11,666,250
                                                                      ------------          ------------         ------------

                 Optical - 0.20%
          29,500 Wesley Jessen Visioncare Inc.*                          1,091,500                     -            1,091,500
                                                                      ------------          ------------         ------------

                 Other Insurance - 0.39%
          32,000 AMBAC Financial Group Inc.                                      -             2,062,000            2,062,000
                                                                      ------------          ------------         ------------

                 Restaurants - 3.45%
         194,800 CEC Entertainment Inc.*                                 5,430,050                     -            5,430,050
         170,625 Cheesecake Factory Inc.*                                5,172,070                     -            5,172,070
          34,100 Morrison Management Specialists Inc.                      982,506                     -              982,506
         189,400 Ruby Tuesday Inc.                                       2,331,988                     -            2,331,988
         147,050 Sonic Corp.*                                            4,475,834                     -            4,475,834
                                                                      ------------          ------------         ------------
                                                                        18,392,448                     -           18,392,448
                                                                      ------------          ------------         ------------

                 Semiconductor - 16.87%
           2,700 Akamai Technologies Inc.                                        -               212,920              212,920
          39,000 Alpha Industries, Inc.*                                         -             1,328,438            1,328,438
          12,500 Altera Corp.*                                                   -             1,227,344            1,227,344
         119,600 Applied Micro Circuits Corp.*                          15,760,800             2,089,500           17,850,300
          35,000 Atmel Corp.*                                                    -             1,047,813            1,047,813
          50,000 Fairchild Semiconductor International*                          -             1,768,750            1,768,750
          70,000 JDS Uniphase Corp.*                                             -             8,268,750            8,268,750
         140,000 Lam Research Corp.*                                             -             4,095,000            4,095,000
          52,600 Maxim Integrated Productions Inc.*                              -             3,474,887            3,474,887
         325,200 Micrel Inc.*                                           16,280,325                     -           16,280,325
          60,000 Novellus Systems Inc.*                                          -             3,236,250            3,236,250
          71,100 PMC Sierra, Inc.*                                      13,784,512                     -           13,784,512
          13,000 RF Micro Devices Inc.                                           -               979,875              979,875
          42,000 SDL Inc.                                                        -            14,576,625           14,576,625
          32,700 Vitesse Semiconductor Corp.*(1)                                 -             1,949,737            1,949,737
                                                                      ------------          ------------         ------------
                                                                        45,825,637            44,255,889           90,081,526
                                                                      ------------          ------------         ------------

                 Software - 1.42%
         168,700 Jack Henry & Associates Inc.                            7,570,413                     -            7,570,413
                                                                      ------------          ------------         ------------

                 Specialty Retail - 5.81%
          45,000 Bed, Bath & Beyond, Inc.*                                       -             1,656,562            1,656,562
         264,375 Dollar Tree Stores Inc.*                               11,252,461                     -           11,252,461
         153,200 Duane Reade Inc.*                                       3,504,450                     -            3,504,450
         165,100 Linens 'N Things Inc.*                                  4,942,681                     -            4,942,681
          30,000 Lowe's Companies, Inc.                                          -             1,265,625            1,265,625
         129,600 Too Inc.*                                               2,907,900                     -            2,907,900
         152,000 Tweeter Home Entertainment Group Inc.*                  5,491,000                     -            5,491,000
                                                                      ------------          ------------         ------------
                                                                        28,098,492             2,922,187           31,020,679
                                                                      ------------          ------------         ------------

                 Technology-Software - 0.56%
          56,900 Concord Communications Inc.*                            1,564,750                     -            1,564,750
          53,200 Register.com, Inc.*                                     1,441,388                     -            1,441,388
                                                                      ------------          ------------         ------------
                                                                         3,006,138                     -            3,006,138
                                                                      ------------          ------------         ------------

                 Wireless Telecommunications - 5.34%
          65,000 Advanced Fibre Communications                                   -             2,786,875            2,786,875
         180,000 Aspect Communications Inc.                                      -             3,307,500            3,307,500
             400 Leap Wireless International, Inc.*                         25,400                     -               25,400
         255,200 Nextlink Communications Inc.*                           8,437,550                     -            8,437,550
         146,800 Pinnacle Holdings Inc.*                                 8,248,325                     -            8,248,325
         125,900 SBA Communications Corp.*                               5,681,237                     -            5,681,237
                                                                      ------------          ------------         ------------
                                                                        22,392,512             6,094,375           28,486,887
                                                                      ------------          ------------         ------------
                 Total Common Stocks (cost-$317,931,960)               303,623,197           195,615,003          499,238,200
                                                                      ------------          ------------         ------------




                                                                                                                       COMBINED PACE
                                                                                                                        SMALL/MEDIUM
                                                                                                                          COMPANY
  PRINCIPAL                                                                              PACE                          GROWTH EQUITY
    AMOUNT                                                MATURITY     INTEREST   SMALL/MEDIUM GROWTH  PAINEWEBBER      INVESTMENTS
    (000)                                                   DATES       RATES     EQUITY INVESTMENTS   MID CAP FUND       PRO FORMA
--------------                                            --------     --------  -------------------   ------------    -------------
         SHORT TERM INVESTMENTS - 3.32%

         Money Market Funds - 1.07%
$    723 Scudder Institutional Fund                                                 $            -          723,41    $     723,416
   5,000 TempCash Portfolio                                                                      -       5,000,000        5,000,000
                                                                                    --------------    ------------    -------------
                                                                                                 -       5,723,416        5,723,416
                                                                                    --------------    ------------    -------------

         U.S. Government Agency Obligation - 2.24%

  12,000 Federal Home Loan Bank Consolidated Dsc Note     08/11/00     6.380%                    -      11,978,733       11,978,733
                                                                                    --------------    ------------    -------------

         Total Short Term Investments (cost-$17,702,149)                                         -      17,702,149       17,702,149
                                                                                    --------------    ------------    -------------

         REPURCHASE AGREEMENTS - 4.26%

  12,996 Repurchase Agreement dated 07/31/00 with State
            Street Bank & Trust Co. collateralized by
            $3,814,282 U.S. Treasury Notes, 6.625% due
            03/31/02; (value-$3,909,639) and
            $7,244,943 U.S. Treasury Bonds, 8.125%
            due 8/15/19; (value-$9,318,808);
            proceeds: $12,967,891                         08/01/00      5.250           12,966,000               -       12,966,000
   9,787 Repurchase Agreement dated 07/31/00 with
            Dresdner Bank AG collateralized by
            $9,872,000 U.S. Treasury Notes, 5.750%
            due 08/15/03 (value-$9,983,191);
            proceeds: $9,788,778                          08/01/00      6.540                    -       9,787,000        9,787,000
                                                                                    --------------    ------------    -------------
         Total Repurchase Agreements (cost-$22,753,000)                                 12,966,000       9,787,000       22,753,000
                                                                                    --------------    ------------    -------------

Total Investments (cost - $358,387,109) -- 101.09%                                     316,589,197     223,104,152      539,693,349
Other assets (liabilities) in excess of (liabilities)
  other assets -- (1.09)%                                                                2,982,274      (8,797,282)      (5,815,008)
                                                                                    --------------    ------------    -------------
Net Assets -- 100.00%                                                               $  319,571,471    $214,306,870    $ 533,878,341
                                                                                    ==============    ============    =============

----------------
 *  Non-income producing security.
(1) Security, or portion thereof, was on loan at July 31, 2000.
ADR American Depositary Receipt

           See accompanying notes to pro forma financial statements.

PACE Small/Medium Company Growth Equity Investments
PaineWebber Mid Cap Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Mid Cap Fund ("Mid Cap"), PACE Small/Medium Company Growth Equity Investments ("Small/Medium Company Growth") would acquire the assets of Mid Cap in exchange solely for the assumption by Small/Medium Company Growth of Mid Cap's assets and stated liabilities and shares of Small/Medium Company Growth that correspond to the outstanding shares of Mid Cap. The number of shares to be received would be based on the relative net asset value of Small/Medium Company Growth's shares on the effective date of the Plan and Mid Cap will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Small/Medium Company Growth and Mid Cap at July 31, 2000 and the combined results of operations of Small/Medium Company Growth and Mid Cap (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will decrease due to the lower fee schedule of Small/Medium Company Growth. Mid Cap currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Small/Medium Company Growth does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $190,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.